Capital and financial risk management - Credit risk (Details) € in Millions	12 Months Ended
	Mar. 31, 2018 EUR (€) item	Mar. 31, 2017 EUR (€)
Capital and financial risk management
Number of times per year the Treasury Risk Committee meets | item	3
Credit risk
Capital and financial risk management
Exposure to credit risk	€ 28,067	€ 30,832
Number of managed investment funds | item	3
Maximum investment in AAA unsecured money market mutual funds (as a percent)	10.00%
Counterparty's credit default swap spread limit	5 years
Cash collateral	€ 1,070	2,654
Bank deposit | Credit risk
Capital and financial risk management
Exposure to credit risk	2,197	1,856
Cash held in restricted deposits | Credit risk
Capital and financial risk management
Exposure to credit risk	1,382	1,109
German government bonds | Credit risk
Capital and financial risk management
Exposure to credit risk	862
UK government bonds | Credit risk
Capital and financial risk management
Exposure to credit risk	1,112	1,638
Money market investment funds | Credit risk
Capital and financial risk management
Exposure to credit risk	2,477	6,979
Derivative financial assets and liabilities | Credit risk
Capital and financial risk management
Exposure to credit risk	2,629	4,282
Other investments - debt and bonds | Credit risk
Capital and financial risk management
Exposure to credit risk	8,596	6,747
Trade receivables. | Credit risk
Capital and financial risk management
Exposure to credit risk	5,402	5,335
Other receivables and accrued income | Credit risk
Capital and financial risk management
Exposure to credit risk	€ 3,410	€ 2,886